Secured Note Liability (Details) - Schedule of inputs and assumptions		1 Months Ended	9 Months Ended
		Mar. 24, 2022	Sep. 30, 2022
Schedule Of Inputs And Assumptions Abstract
Weighted Average Life	[1]	23 years 6 months	44 years 8 months 12 days
Risk-free rate		2.50%	3.20%
Credit spread		5.20%	6.40%
Volatility		60.00%	60.00%
Silver royalty discount factor		7.10%	8.60%

[1]	Weighted average life reflects the revised silver forecast production schedule contained in the recently filed KSM updated Preliminary Feasibility Study (PFS) and Preliminary Economic Assessment (PEA) for the KSM project.